Leases - Cost Components (Q3) (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Operating lease cost	$ 2,350	$ 7,118
Variable lease cost	565	1,715
Operating lease cost	2,915	8,833
Short-term lease cost	1	88
Total lease cost	$ 2,916	$ 8,921	$ 11,100	$ 5,600	$ 4,100